Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Information [Line Items]
SEGMENT INFORMATION

2       SEGMENT INFORMATION

The Kyivstar operations are considered as one operating segment. While Kyivstar Group identifies a single reportable segment in accordance with IFRS 8 Operating Segments, revenue is disaggregated into the following categories:

•        Telecommunications revenue — service revenue from mobile and fixed connectivity services provided to individuals and corporate customers;

•        Digital revenue — revenue from proprietary digital platforms and services

Management evaluates Kyivstar’s performance on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain or loss on disposals of non-current assets, other non-operating gains or losses, and for certain non-recurring items such as listing expense (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”).

The following tables present the key financial information for the nine and the three-month period ended September 30, 2025:

For the nine-month period ended September 30:

	Telecommunications revenue		Digital revenue		Total revenue
	2025	2024	2025	2024	2025	2024
Kyivstar	762	654	74	15	836	669
Total	762	654	74	15	836	669
	Selling, general and administrative expenses**		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2025	2024	2025	2024	2025	2024
Kyivstar	279	221	477	374	223	131
Total	279	221	477	374	223	131

____________

*        This includes capital expenditures on property, plant and equipment, net of advances, of US$174 (2024: US$99), intangible assets of US$130 (2024: US$86) after deducting additions in licenses of US$1 (2024: US$nil) and right-of-use assets of US$80 (2024: US$54).

**      Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Company has included Selling, general and administrative expenses by reportable segment, including comparative information.

For the three-month period ended September 30:

	Telecommunications revenue		Digital revenue		Total revenue
	2025	2024	2025	2024	2025	2024
Kyivstar	262	242	35	6	297	248
Total	262	242	35	6	297	248
	Selling, general and administrative expenses**		Adjusted EBITDA		CAPEX excl. licenses and ROU*
	2025	2024	2025	2024	2025	2024
Kyivstar	96	79	171	142	89	56
Total	96	79	171	142	89	56

____________

*        This includes capital expenditures on property, plant and equipment, net of advances, of US$74 (2024: US$42), intangible assets of US$37 (2024: US$30) after deducting additions in licenses of US$1 (2024: US$nil) and right-of-use assets of US$21 (2024: US$16).

**      Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Company has included Selling, general and administrative expenses by reportable segment, including comparative information.

The following table provides the reconciliation of Adjusted EBITDA to profit/(loss) before tax for the nine and three-month periods ended September 30:

	Nine-month period		Three-month period
	2025	2024	2025	2024
Total Adjusted EBITDA	477	374	171	142
Adjustments to reconcile Total Adjusted EBITDA to Profit before tax
Depreciation	(102)	(89)	(37)	(30)
Amortization	(46)	(34)	(17)	(12)
Impairment	(6)	(2)	(3)	—
Loss on disposal of non-current assets	(1)	(1)	—	(1)
Listing expense	(162)	—	(162)	—
Finance costs	(57)	(62)	(18)	(20)
Finance income	13	26	2	10
Other non-operating (loss)/gain, net	(8)	—	(6)	(1)
Net foreign exchange (loss)/gain, net	(21)	24	(1)	14
Profit/(loss) before tax	87	236	(71)	102

VEON Holdings B.V. [Member]
Segment Information [Line Items]
SEGMENT INFORMATION

2       SEGMENT INFORMATION

The Kyivstar operations are considered as one operating segment.

Management evaluates Kyivstar’s performance on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain/loss on disposals of non-current assets and other non-operating gains/losses (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”).

The following tables presents the key financial information for the period ended December 31:

	Total revenue		Adjusted EBITDA		CAPEX excl licenses and ROU*
	2024	2023	2024	2023	2024	2023
Kyivstar	919	915	515	538	221	155
Total	919	915	515	538	221	155

____________

*        this includes capital expenditures on property, plant and equipment of US$237 (2023: US$207), intangible assets of US$94 (2023: US$50) after deducting additions in licenses of US$35 (2023: US$nil) and right-of-use assets of US$75 (2023: US$102).

The following table provides the reconciliation of Adjusted EBITDA to Profit before tax for the year ended December 31:

	2024	2023
Total Adjusted EBITDA	515	538
Depreciation	(118)	(127)
Amortization	(45)	(49)
Impairment, net	(3)	(1)
(Loss)/gain on disposal of non-current assets	(1)	2
Finance costs	(82)	(82)
Finance income	40	35
Other non-operating gain/(loss), net	2	(8)
Net foreign exchange gain	39	38
Profit before tax	347	346